Quarterly Holdings Report
for

Fidelity® Small Cap Enhanced Index Fund

May 31, 2019

SCE-QTLY-0719
1.870936.111

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.1%
Cogent Communications Group, Inc.	59,665	$3,490,403
Intelsat SA (a)(b)	174,536	3,150,375
Ooma, Inc. (a)	8,665	100,081
		6,740,859
Entertainment - 0.6%
Glu Mobile, Inc. (a)	415,066	3,312,227
Rosetta Stone, Inc. (a)	12,211	301,123
		3,613,350
Interactive Media & Services - 1.6%
CarGurus, Inc. Class A (a)(b)	102,050	3,486,028
Liberty TripAdvisor Holdings, Inc. (a)	252,346	2,687,485
Yelp, Inc. (a)	115,177	3,539,389
Zedge, Inc. (a)	21,402	46,228
		9,759,130
Media - 0.8%
A.H. Belo Corp. Class A	5,521	21,256
Entercom Communications Corp. Class A (b)	90,812	525,801
Entravision Communication Corp. Class A	6,895	20,271
Fluent, Inc. (a)	15,151	73,937
New Media Investment Group, Inc.	17,082	157,667
Nexstar Broadcasting Group, Inc. Class A	8,084	809,613
Sinclair Broadcast Group, Inc. Class A	60,515	3,248,445
Tegna, Inc.	17,148	259,621
The McClatchy Co. Class A (a)(b)	4,792	11,165
		5,127,776

TOTAL COMMUNICATION SERVICES		25,241,115

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.1%
Dana Holding Corp.	27,132	395,856
Tenneco, Inc.	48,978	486,841
		882,697
Distributors - 0.6%
Core-Mark Holding Co., Inc.	102,346	3,774,520
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	10,988	307,444
Chegg, Inc. (a)	6,764	253,379
K12, Inc. (a)	111,999	3,423,809
		3,984,632
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands, Inc.	29,681	573,140
Bluegreen Vacations Corp.	4,604	36,003
Brinker International, Inc.	31,933	1,199,723
Dave & Buster's Entertainment, Inc.	1,252	62,274
Jack in the Box, Inc.	399	33,197
RCI Hospitality Holdings, Inc.	7,624	123,966
The Cheesecake Factory, Inc. (b)	13,006	562,510
YETI Holdings, Inc. (b)	5,552	132,804
		2,723,617
Household Durables - 2.9%
Bassett Furniture Industries, Inc.	6,928	101,772
Cavco Industries, Inc. (a)	6,467	928,661
Ethan Allen Interiors, Inc.	85,033	1,804,400
Flexsteel Industries, Inc.	35,622	610,917
GoPro, Inc. Class A (a)(b)	53,621	337,812
Helen of Troy Ltd. (a)	2,837	379,052
iRobot Corp. (a)(b)	507	44,165
KB Home	67,720	1,701,804
La-Z-Boy, Inc.	119,423	3,844,226
Lovesac (a)(b)	22,390	807,160
M.D.C. Holdings, Inc.	6,028	189,460
M/I Homes, Inc. (a)	16,051	439,476
Meritage Homes Corp. (a)	30,411	1,523,591
Taylor Morrison Home Corp. (a)	203,408	4,062,058
Tupperware Brands Corp.	45,998	856,483
		17,631,037
Internet & Direct Marketing Retail - 0.8%
Etsy, Inc. (a)	81,319	5,066,987
Liberty Expedia Holdings, Inc. (a)	2,189	90,252
		5,157,239
Leisure Products - 0.7%
Johnson Outdoors, Inc. Class A	36,134	2,667,051
MCBC Holdings, Inc. (a)	77,412	1,537,402
		4,204,453
Specialty Retail - 2.4%
Aaron's, Inc. Class A	57,254	3,049,348
Bed Bath & Beyond, Inc. (b)	28,792	365,370
Carvana Co. Class A (a)(b)	18,307	1,059,609
Citi Trends, Inc.	2,855	39,056
Conn's, Inc. (a)(b)	22,719	407,806
DSW, Inc. Class A	98,820	1,787,654
Group 1 Automotive, Inc.	23,713	1,711,841
Haverty Furniture Companies, Inc.	51,421	895,240
Office Depot, Inc.	560,162	1,097,918
Rent-A-Center, Inc. (a)	25,577	610,267
Sally Beauty Holdings, Inc. (a)(b)	72,382	1,098,759
Shoe Carnival, Inc. (b)	46,502	1,194,636
Signet Jewelers Ltd.	54,068	1,019,722
Sonic Automotive, Inc. Class A (sub. vtg.)	8,822	153,767
		14,490,993
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	119,861	2,315,715
Deckers Outdoor Corp. (a)	31,552	4,799,059
Fossil Group, Inc. (a)	12,120	118,655
Movado Group, Inc.	33,675	867,468
Rocky Brands, Inc.	10,211	249,761
		8,350,658

TOTAL CONSUMER DISCRETIONARY		61,199,846

CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	11,396	3,581,763
Coca-Cola Bottling Co. Consolidated	6,198	1,871,858
		5,453,621
Food & Staples Retailing - 0.5%
Ingles Markets, Inc. Class A	65,792	1,961,260
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	41,266	423,802
United Natural Foods, Inc. (a)	10,082	102,332
Village Super Market, Inc. Class A	8,175	216,474
Weis Markets, Inc.	15,445	583,821
		3,287,689
Household Products - 0.0%
Funko, Inc. (a)(b)	3,618	75,110
Personal Products - 0.8%
Edgewell Personal Care Co. (a)	41,938	1,196,911
MediFast, Inc.	17,560	2,264,362
USANA Health Sciences, Inc. (a)	20,618	1,459,342
		4,920,615
Tobacco - 0.4%
Universal Corp.	595	33,629
Vector Group Ltd.	233,605	2,090,765
		2,124,394

TOTAL CONSUMER STAPLES		15,861,429

ENERGY - 3.6%
Energy Equipment & Services - 1.0%
Archrock, Inc.	322,602	2,861,480
Dmc Global, Inc.	18,882	1,277,178
Frank's International NV (a)	29,132	165,761
Matrix Service Co. (a)	47,888	866,773
Natural Gas Services Group, Inc. (a)	8,218	125,160
SEACOR Holdings, Inc. (a)	12,012	499,819
		5,796,171
Oil, Gas & Consumable Fuels - 2.6%
Adams Resources & Energy, Inc.	3,572	121,627
Arch Coal, Inc.	34,537	3,044,437
Berry Petroleum Corp. (b)	82,973	891,960
California Resources Corp. (a)(b)	109,587	1,775,309
Delek U.S. Holdings, Inc.	120,746	3,696,035
DHT Holdings, Inc.	13,504	75,082
Evolution Petroleum Corp.	5,065	30,947
Frontline Ltd. (NY Shares) (a)(b)	95,144	745,929
Gulfport Energy Corp. (a)	19,297	105,555
Hallador Energy Co.	1,376	7,788
Montage Resources Corp. (a)	40,915	319,546
Overseas Shipholding Group, Inc. (a)	149,402	224,103
Southwestern Energy Co. (a)(b)	716,472	2,572,134
Teekay Tankers Ltd. (a)	236,617	265,011
W&T Offshore, Inc. (a)(b)	511,185	2,146,977
		16,022,440

TOTAL ENERGY		21,818,611

FINANCIALS - 16.3%
Banks - 6.2%
1st Source Corp.	5,423	237,310
BancFirst Corp.	61,260	3,199,610
BankFinancial Corp.	1,351	18,779
Cambridge Bancorp	1,819	149,576
Capital City Bank Group, Inc.	1,180	27,624
Cathay General Bancorp	104,646	3,520,291
Codorus Valley Bancorp, Inc.	446	9,375
Community Bank System, Inc.	4,613	285,130
Community Trust Bancorp, Inc.	8,827	349,461
Financial Institutions, Inc.	18,197	491,865
First Bancorp, North Carolina	3,652	129,317
First Bancorp, Puerto Rico	346,867	3,454,795
First Interstate Bancsystem, Inc.	47,553	1,755,181
First Savings Financial Group, Inc.	601	34,407
Fulton Financial Corp.	248,037	3,909,063
Great Southern Bancorp, Inc.	27,547	1,521,145
Hancock Whitney Corp.	106,619	4,049,390
Heritage Commerce Corp.	5,264	62,694
IBERIABANK Corp.	50,820	3,633,630
International Bancshares Corp.	98,340	3,585,476
Investors Bancorp, Inc.	232,455	2,419,857
MVB Financial Corp.	2,264	35,884
National Bankshares, Inc.	495	18,790
OFG Bancorp	79,670	1,496,203
Old National Bancorp, Indiana	10,424	166,159
Pacific City Financial Corp.	1,606	27,414
Peapack-Gladstone Financial Corp.	7,235	195,634
Peoples Bancorp, Inc.	1,113	34,403
Renasant Corp.	14,416	487,261
Republic Bancorp, Inc., Kentucky Class A	6,258	286,867
Sierra Bancorp	11,803	292,714
TowneBank	13,563	343,958
UMB Financial Corp.	16,070	992,162
Univest Corp. of Pennsylvania	1,461	34,889
WesBanco, Inc.	17,840	633,855
		37,890,169
Capital Markets - 2.8%
Artisan Partners Asset Management, Inc.	142,039	3,359,222
Blucora, Inc. (a)	22,731	703,979
Cohen & Steers, Inc.	71,627	3,668,735
Diamond Hill Investment Group, Inc.	227	32,575
Houlihan Lokey	17,710	800,669
INTL FCStone, Inc. (a)	59,954	2,084,001
Moelis & Co. Class A	24,241	770,379
Oppenheimer Holdings, Inc. Class A (non-vtg.)	37,573	925,799
Piper Jaffray Companies	21,141	1,497,206
Pzena Investment Management, Inc.	3,271	28,916
Virtus Investment Partners, Inc.	2,487	252,654
Waddell & Reed Financial, Inc. Class A (b)	190,592	3,078,061
Westwood Holdings Group, Inc.	4,287	125,480
		17,327,676
Consumer Finance - 1.2%
CURO Group Holdings Corp. (a)	102,760	962,861
Enova International, Inc. (a)	132,959	2,838,675
LendingClub Corp. (a)	117,032	351,096
Nelnet, Inc. Class A	55,935	3,314,149
		7,466,781
Diversified Financial Services - 0.4%
Cannae Holdings, Inc. (a)	54,209	1,378,535
Marlin Business Services Corp.	33,858	755,033
On Deck Capital, Inc. (a)	98,824	397,272
		2,530,840
Insurance - 1.7%
Amerisafe, Inc.	638	38,006
Goosehead Insurance (b)	48,659	1,782,379
Health Insurance Innovations, Inc. (a)(b)	54,704	1,410,816
Horace Mann Educators Corp.	49,354	1,999,331
Kemper Corp.	4,620	383,414
National General Holdings Corp.	39,137	889,193
Primerica, Inc.	630	72,362
Selective Insurance Group, Inc.	47,849	3,428,381
		10,003,882
Mortgage Real Estate Investment Trusts - 0.7%
AG Mortgage Investment Trust, Inc.	8,070	124,439
Anworth Mortgage Asset Corp.	13,898	52,673
Cherry Hill Mortgage Investment Corp.	16,113	262,642
Dynex Capital, Inc.	14,587	80,229
Exantas Capital Corp.	7,147	77,902
Invesco Mortgage Capital, Inc.	8,801	135,447
Ladder Capital Corp. Class A	207,267	3,295,545
		4,028,877
Real Estate Management & Development - 0.4%
The RMR Group, Inc.	52,982	2,554,792
Thrifts & Mortgage Finance - 2.9%
Essent Group Ltd. (a)	100,888	4,736,692
Farmer Mac Class C (non-vtg.)	13,341	912,925
First Defiance Financial Corp.	11,468	310,783
Northwest Bancshares, Inc.	221,816	3,719,854
Radian Group, Inc.	102,977	2,311,834
Riverview Bancorp, Inc.	1,207	9,354
Southern Missouri Bancorp, Inc.	10	326
Walker & Dunlop, Inc.	70,898	3,564,042
Washington Federal, Inc.	49,179	1,552,581
Waterstone Financial, Inc.	49,983	825,219
		17,943,610

TOTAL FINANCIALS		99,746,627

HEALTH CARE - 16.7%
Biotechnology - 5.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	23,906	573,505
Acceleron Pharma, Inc. (a)	6,462	257,769
Achillion Pharmaceuticals, Inc. (a)	57,360	159,461
Adverum Biotechnologies, Inc. (a)	58,625	589,181
Aeglea BioTherapeutics, Inc. (a)	2,140	13,354
Amicus Therapeutics, Inc. (a)	87,120	981,842
AnaptysBio, Inc. (a)	2,719	197,970
Arbutus Biopharma Corp. (a)	40,830	74,311
Ardelyx, Inc. (a)	31,894	87,071
Arena Pharmaceuticals, Inc. (a)	9,895	524,534
ArQule, Inc. (a)(b)	65,712	472,469
Array BioPharma, Inc. (a)(b)	89,771	2,371,750
Arrowhead Pharmaceuticals, Inc. (a)(b)	34,269	812,518
Atara Biotherapeutics, Inc. (a)	6,602	146,630
Audentes Therapeutics, Inc. (a)	3,541	124,360
Avid Bioservices, Inc. (a)	19,142	74,462
BioCryst Pharmaceuticals, Inc. (a)	19,099	66,847
Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,842	273,379
Biospecifics Technologies Corp. (a)	7,159	423,455
Blueprint Medicines Corp. (a)	10,744	816,544
Cara Therapeutics, Inc. (a)(b)	20,281	416,977
CareDx, Inc. (a)	23,883	755,180
Catalyst Pharmaceutical Partners, Inc. (a)	120,990	423,465
ChemoCentryx, Inc. (a)	31,548	355,861
Chimerix, Inc. (a)	164,567	559,528
Coherus BioSciences, Inc. (a)	741	14,005
CTI BioPharma Corp. (a)	34,142	28,000
CytomX Therapeutics, Inc. (a)	21,088	203,710
Eagle Pharmaceuticals, Inc. (a)(b)	10,947	556,217
Editas Medicine, Inc. (a)(b)	4,493	92,331
Emergent BioSolutions, Inc. (a)	24,344	971,812
Enanta Pharmaceuticals, Inc. (a)	9,953	900,448
Esperion Therapeutics, Inc. (a)	15,390	732,564
Fate Therapeutics, Inc. (a)(b)	25,330	488,362
FibroGen, Inc. (a)	19,271	698,381
Genomic Health, Inc. (a)	15,355	802,299
Global Blood Therapeutics, Inc. (a)(b)	11,911	723,951
GTx, Inc. (a)(b)	42,233	49,835
Halozyme Therapeutics, Inc. (a)	66,368	978,928
Heron Therapeutics, Inc. (a)(b)	4,155	70,760
Immunomedics, Inc. (a)(b)	25,286	330,488
Inovio Pharmaceuticals, Inc. (a)(b)	12,803	30,599
Insmed, Inc. (a)(b)	14,379	348,116
Intercept Pharmaceuticals, Inc. (a)(b)	3,216	266,349
Invitae Corp. (a)	37,518	654,689
Iovance Biotherapeutics, Inc. (a)	15,685	256,450
Ironwood Pharmaceuticals, Inc. Class A (a)	74,128	810,219
Kura Oncology, Inc. (a)	9,547	152,657
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,836	411,910
MeiraGTx Holdings PLC	4,225	92,992
Mirati Therapeutics, Inc. (a)(b)	8,906	603,738
Momenta Pharmaceuticals, Inc. (a)	4,561	53,044
Myriad Genetics, Inc. (a)	35,559	880,796
Natera, Inc. (a)	26,789	613,468
NewLink Genetics Corp. (a)	53,864	94,801
Palatin Technologies, Inc. (a)(b)	305,230	409,008
PDL BioPharma, Inc. (a)	150,078	423,220
Pfenex, Inc. (a)	15,782	102,741
Pieris Pharmaceuticals, Inc. (a)	98	406
Portola Pharmaceuticals, Inc. (a)(b)	10,146	282,972
Prothena Corp. PLC (a)	39,966	372,483
PTC Therapeutics, Inc. (a)(b)	11,002	441,180
Ra Pharmaceuticals, Inc. (a)	21,730	470,020
Recro Pharma, Inc. (a)	45,553	435,487
REGENXBIO, Inc. (a)	10,464	450,161
Repligen Corp. (a)	18,527	1,287,071
Retrophin, Inc. (a)	15,432	285,955
Spark Therapeutics, Inc. (a)	3,382	368,638
TG Therapeutics, Inc. (a)(b)	58,638	367,660
Ultragenyx Pharmaceutical, Inc. (a)	12,566	690,250
Vanda Pharmaceuticals, Inc. (a)	13,813	202,775
Veracyte, Inc. (a)	34,483	781,385
Vericel Corp. (a)	18,628	291,528
Voyager Therapeutics, Inc. (a)	12,710	277,205
Xencor, Inc. (a)	5,655	174,400
Zafgen, Inc. (a)	13,727	25,120
		32,604,007
Health Care Equipment & Supplies - 4.3%
Angiodynamics, Inc. (a)	140,432	2,638,717
Atricure, Inc. (a)	14,860	435,398
CONMED Corp.	18,690	1,504,171
Haemonetics Corp. (a)	49,914	4,841,159
Helius Medical Technologies, Inc. (U.S.) (a)	8,284	21,621
Inspire Medical Systems, Inc.	4,750	268,233
Integer Holdings Corp. (a)	30,576	2,143,378
Meridian Bioscience, Inc.	190,310	2,150,503
Mesa Laboratories, Inc.	2,667	665,897
Novocure Ltd. (a)(b)	36,731	1,951,151
Orthofix International NV (a)	64,264	3,170,143
Staar Surgical Co. (a)	8,932	206,954
SurModics, Inc. (a)	51,265	2,079,308
Tandem Diabetes Care, Inc. (a)	65,051	4,459,897
		26,536,530
Health Care Providers & Services - 3.5%
Amedisys, Inc. (a)	18,489	2,076,500
Brookdale Senior Living, Inc. (a)	6,458	39,910
Corvel Corp. (a)	46,835	3,464,853
Guardant Health, Inc.	300	23,064
Magellan Health Services, Inc. (a)	16,802	1,109,436
National Healthcare Corp.	45,900	3,565,053
Patterson Companies, Inc.	113,916	2,394,514
Providence Service Corp.	41,999	2,716,495
RadNet, Inc. (a)	119,044	1,438,052
Select Medical Holdings Corp. (a)	83,103	1,167,597
Tenet Healthcare Corp. (a)	120,485	2,404,881
Triple-S Management Corp. (a)	25,697	629,577
U.S. Physical Therapy, Inc.	2,843	317,592
		21,347,524
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (a)	348,512	3,391,022
HealthStream, Inc. (a)	44,070	1,101,750
HMS Holdings Corp. (a)	136,425	4,151,413
Medidata Solutions, Inc. (a)	6,474	590,105
Nextgen Healthcare, Inc. (a)	185,739	3,575,476
		12,809,766
Life Sciences Tools & Services - 0.5%
Cambrex Corp. (a)	2,955	117,609
Fluidigm Corp. (a)	36,483	477,562
Luminex Corp.	8,579	181,017
Medpace Holdings, Inc. (a)	11,825	638,314
Nanostring Technologies, Inc. (a)	22,404	637,170
NeoGenomics, Inc. (a)	19,983	433,831
Syneos Health, Inc. (a)	14,490	597,423
		3,082,926
Pharmaceuticals - 1.0%
Aerie Pharmaceuticals, Inc. (a)	3,188	116,107
Amneal Pharmaceuticals, Inc. (a)	3,120	23,525
Assertio Therapeutics, Inc. (a)	19,544	57,264
Corcept Therapeutics, Inc. (a)(b)	17,871	174,778
Endo International PLC (a)	103,050	510,098
Horizon Pharma PLC (a)	45,954	1,095,084
Innoviva, Inc. (a)	1,393	19,042
Mallinckrodt PLC (a)(b)	60,609	526,692
MyoKardia, Inc. (a)	4,352	202,716
Pacira Biosciences, Inc. (a)	19,683	856,407
Phibro Animal Health Corp. Class A	18,545	548,561
Prestige Brands Holdings, Inc. (a)	18,584	539,494
Reata Pharmaceuticals, Inc. (a)	2,619	223,322
Supernus Pharmaceuticals, Inc. (a)	5,922	177,838
The Medicines Company (a)(b)	12,975	462,559
Zogenix, Inc. (a)	5,158	194,405
		5,727,892

TOTAL HEALTH CARE		102,108,645

INDUSTRIALS - 14.4%
Aerospace & Defense - 1.8%
AAR Corp.	99,802	3,003,042
Aerojet Rocketdyne Holdings, Inc. (a)	23,878	921,213
Astronics Corp. (a)	64,107	2,607,232
Moog, Inc. Class A	48,169	3,970,089
Vectrus, Inc. (a)	6,360	224,444
Wesco Aircraft Holdings, Inc. (a)	41,264	405,212
		11,131,232
Building Products - 0.3%
Advanced Drain Systems, Inc. Del	32,876	942,884
Universal Forest Products, Inc.	27,443	885,037
		1,827,921
Commercial Services & Supplies - 4.2%
ACCO Brands Corp.	30,847	226,725
ADS Waste Holdings, Inc. (a)	2,465	79,225
Brady Corp. Class A	80,483	3,726,363
Deluxe Corp.	93,277	3,469,904
Herman Miller, Inc.	109,838	3,898,151
Kimball International, Inc. Class B	196,989	3,041,510
Knoll, Inc.	35,830	703,701
MSA Safety, Inc.	13,677	1,359,220
Quad/Graphics, Inc.	149,894	1,254,613
SP Plus Corp. (a)	11,027	342,168
Steelcase, Inc. Class A	217,072	3,481,835
Tetra Tech, Inc.	27,985	1,889,547
UniFirst Corp.	12,510	1,986,338
VSE Corp.	11,388	274,565
		25,733,865
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	8,364	394,614
EMCOR Group, Inc.	59,688	4,808,465
Great Lakes Dredge & Dock Corp. (a)	48,673	517,881
MYR Group, Inc. (a)	2,742	88,539
Primoris Services Corp.	16,060	292,934
		6,102,433
Electrical Equipment - 0.8%
Encore Wire Corp.	3,939	196,595
EnerSys	14,728	828,155
Enphase Energy, Inc. (a)(b)	38,221	579,813
Generac Holdings, Inc. (a)	50,573	2,789,101
Powell Industries, Inc.	6,832	235,157
Preformed Line Products Co.	11,207	526,841
Vicor Corp. (a)	4,151	125,817
		5,281,479
Machinery - 1.0%
Gorman-Rupp Co.	6,501	192,885
Hillenbrand, Inc.	4,384	163,216
Hurco Companies, Inc.	23,184	812,831
Hyster-Yale Materials Handling Class A	14,652	644,395
L.B. Foster Co. Class A (a)	5,283	127,690
Park-Ohio Holdings Corp.	1,301	40,617
Wabash National Corp.	35,908	485,117
Woodward, Inc.	32,093	3,495,570
		5,962,321
Professional Services - 4.0%
Barrett Business Services, Inc.	23,080	1,662,222
Heidrick & Struggles International, Inc.	83,782	2,543,622
Insperity, Inc.	40,912	4,659,877
Kelly Services, Inc. Class A (non-vtg.)	55,709	1,309,162
Kforce, Inc.	101,247	3,518,333
Korn Ferry	48,939	2,108,292
Navigant Consulting, Inc.	15,528	341,616
Resources Connection, Inc.	206,282	3,166,429
TriNet Group, Inc. (a)	66,995	4,246,143
TrueBlue, Inc. (a)	33,292	707,122
WageWorks, Inc. (a)	430	21,487
		24,284,305
Road & Rail - 0.0%
ArcBest Corp.	10,349	259,449
Marten Transport Ltd.	7,028	123,833
		383,282
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	26,293	1,428,499
BMC Stock Holdings, Inc. (a)	15,991	320,300
Kaman Corp.	10,162	565,109
Rush Enterprises, Inc. Class A	91,414	3,224,172
Systemax, Inc.	37,755	777,375
Titan Machinery, Inc. (a)	6,291	105,186
Triton International Ltd.	46,048	1,360,718
		7,781,359

TOTAL INDUSTRIALS		88,488,197

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.2%
ADTRAN, Inc.	7,774	121,896
Calix Networks, Inc. (a)	289,560	1,751,838
Ciena Corp. (a)	123,518	4,315,719
Communications Systems, Inc.	7,496	21,214
Comtech Telecommunications Corp.	32,222	681,495
Finisar Corp. (a)	7,141	149,818
		7,041,980
Electronic Equipment & Components - 3.6%
Anixter International, Inc. (a)	33,187	1,770,858
Badger Meter, Inc.	3,914	206,659
Belden, Inc.	68,621	3,513,395
Benchmark Electronics, Inc.	22,098	488,145
Fabrinet (a)	2,758	117,601
Insight Enterprises, Inc. (a)	53,876	2,773,536
Kimball Electronics, Inc. (a)	79,442	1,132,049
PC Connection, Inc.	10,427	330,953
ScanSource, Inc. (a)	42,046	1,228,164
SYNNEX Corp.	46,880	4,064,965
Tech Data Corp. (a)	44,523	4,036,010
Vishay Intertechnology, Inc.	156,686	2,387,895
		22,050,230
IT Services - 3.3%
CACI International, Inc. Class A (a)	24,426	4,971,180
CSG Systems International, Inc.	85,380	3,829,293
EVERTEC, Inc.	135,320	3,878,271
Maximus, Inc.	29,413	2,095,676
Presidio, Inc.	12,370	163,903
Science Applications International Corp.	34,963	2,683,061
Sykes Enterprises, Inc. (a)	107,818	2,669,574
		20,290,958
Semiconductors & Semiconductor Equipment - 2.1%
Alpha & Omega Semiconductor Ltd. (a)	3,925	33,520
Amkor Technology, Inc. (a)	352,419	2,283,675
Cirrus Logic, Inc. (a)	93,009	3,475,746
Lattice Semiconductor Corp. (a)	177,810	2,275,968
Rambus, Inc. (a)	179,815	2,042,698
Rudolph Technologies, Inc. (a)	44,961	1,037,250
Silicon Laboratories, Inc. (a)	1,588	148,589
Synaptics, Inc. (a)	65,339	1,728,217
		13,025,663
Software - 6.5%
Agilysys, Inc. (a)	14,208	309,734
Alarm.com Holdings, Inc. (a)	17,482	1,019,375
Altair Engineering, Inc. Class A (a)	5,933	226,107
Alteryx, Inc. Class A (a)(b)	24,691	2,144,660
American Software, Inc. Class A	1,846	23,389
Avalara, Inc.	16,078	1,087,516
BlackLine, Inc. (a)	26,188	1,346,325
Box, Inc. Class A (a)	7,026	129,911
CommVault Systems, Inc. (a)	50,385	2,320,229
Cornerstone OnDemand, Inc. (a)	30,831	1,641,134
eGain Communications Corp. (a)	2,414	19,022
Everbridge, Inc. (a)	5,911	464,841
HubSpot, Inc. (a)	29,497	5,111,243
j2 Global, Inc.	4,740	399,535
MobileIron, Inc. (a)	73,342	409,982
Monotype Imaging Holdings, Inc.	48,320	787,133
Paylocity Holding Corp. (a)	1,395	139,807
Progress Software Corp.	93,788	3,841,556
Q2 Holdings, Inc. (a)	35,717	2,615,913
QAD, Inc. Class A	8,020	346,464
SPS Commerce, Inc. (a)	9,753	994,123
Tenable Holdings, Inc.	9,725	270,841
The Trade Desk, Inc. (a)(b)	9,912	1,970,605
TiVo Corp.	29,113	209,614
Upwork, Inc. (b)	72,331	1,083,518
Verint Systems, Inc. (a)	60,613	3,439,788
Workiva, Inc. (a)	34,943	1,944,229
Yext, Inc. (a)	175,937	3,230,203
Zscaler, Inc. (a)(b)	31,373	2,153,129
		39,679,926
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	209,710	1,625,253
Diebold Nixdorf, Inc. (a)	29,313	249,161
Stratasys Ltd. (a)(b)	22,563	494,355
		2,368,769

TOTAL INFORMATION TECHNOLOGY		104,457,526

MATERIALS - 5.3%
Chemicals - 2.6%
FutureFuel Corp.	141,700	1,470,846
Hawkins, Inc.	1,801	64,044
Innophos Holdings, Inc.	3,519	93,570
Kraton Performance Polymers, Inc. (a)	109,731	2,685,118
PolyOne Corp.	83,452	2,097,149
Stepan Co.	42,876	3,638,457
Tredegar Corp.	3,493	54,456
Trinseo SA	69,816	2,572,021
Tronox Holdings PLC	334,083	3,096,949
		15,772,610
Containers & Packaging - 0.5%
Greif, Inc.:
Class A	8,719	309,001
Class B	529	23,302
Myers Industries, Inc.	173,876	2,941,982
		3,274,285
Metals & Mining - 1.5%
Atkore International Group, Inc. (a)	152,868	3,575,583
Compass Minerals International, Inc.	7,623	388,849
Materion Corp.	48,148	2,910,547
SunCoke Energy, Inc.	153,070	1,123,534
Warrior Metropolitan Coal, Inc.	38,672	998,124
		8,996,637
Paper & Forest Products - 0.7%
Boise Cascade Co.	26,661	591,874
Louisiana-Pacific Corp.	90,495	2,065,096
Schweitzer-Mauduit International, Inc.	63,259	1,979,374
		4,636,344

TOTAL MATERIALS		32,679,876

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 5.7%
American Assets Trust, Inc.	87,125	3,954,604
Americold Realty Trust (b)	156,279	4,891,533
Braemar Hotels & Resorts, Inc.	22,877	238,836
Chatham Lodging Trust	6,194	117,934
CorePoint Lodging, Inc.	20,551	249,078
Corrections Corp. of America	188,368	4,125,259
DiamondRock Hospitality Co.	224,498	2,224,775
EastGroup Properties, Inc.	8,570	951,270
Kite Realty Group Trust	8,687	132,042
Lexington Corporate Properties Trust	154,484	1,416,618
Mack-Cali Realty Corp.	841	19,108
New Senior Investment Group, Inc.	32,911	216,883
Piedmont Office Realty Trust, Inc. Class A	13,205	268,458
PS Business Parks, Inc.	14,042	2,259,639
RLJ Lodging Trust	240,273	4,125,487
Spirit MTA REIT	5,342	37,554
Sunstone Hotel Investors, Inc.	306,672	4,115,538
The GEO Group, Inc.	84,929	1,862,493
Xenia Hotels & Resorts, Inc.	192,668	4,028,688
		35,235,797
Real Estate Management & Development - 0.4%
Gyrodyne LLC (a)	346	6,591
Kennedy-Wilson Holdings, Inc.	38,944	800,299
Marcus & Millichap, Inc. (a)	16,194	494,565
Maui Land & Pineapple, Inc. (a)	4,844	49,990
Newmark Group, Inc.	92,339	736,865
RE/MAX Holdings, Inc.	8,927	264,418
		2,352,728

TOTAL REAL ESTATE		37,588,525

UTILITIES - 2.7%
Electric Utilities - 1.8%
Allete, Inc.	57,735	4,727,919
IDACORP, Inc.	2,729	273,637
Otter Tail Corp.	12,575	624,600
PNM Resources, Inc.	3,996	188,252
Portland General Electric Co.	92,386	4,883,524
		10,697,932
Gas Utilities - 0.1%
Northwest Natural Holding Co.	2,614	179,895
Southwest Gas Holdings, Inc.	7,207	613,604
		793,499
Independent Power and Renewable Electricity Producers - 0.8%
Atlantic Power Corp. (a)	92,686	215,959
NRG Yield, Inc. Class A	178,855	2,562,992
Pattern Energy Group, Inc.	100,478	2,131,138
		4,910,089
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	2,383	169,050

TOTAL UTILITIES		16,570,570

TOTAL COMMON STOCKS
(Cost $583,595,203)		605,760,967
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $496,541)	500,000	496,774
	Shares	Value

Money Market Funds - 8.7%
Fidelity Cash Central Fund 2.41% (d)	4,808,298	$4,809,259
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	48,975,799	48,980,696
TOTAL MONEY MARKET FUNDS
(Cost $53,787,246)		53,789,955
TOTAL INVESTMENT IN SECURITIES - 107.7%
(Cost $637,878,990)		660,047,696
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(47,436,044)
NET ASSETS - 100%		$612,611,652

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	96	June 2019	$7,039,200	$(196,872)	$(196,872)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $470,941.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,250
Fidelity Securities Lending Cash Central Fund	68,365
Total	$108,615

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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